UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number _(811-05037)_

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5344

Date of fiscal year end: August 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

SecurityName	Symbol	CUSIP	MeetingDate	Description	Proposed By	LCM Vote	Mgmt Vote
Allstate Corporation	ALL	020002101	5/17/2005	Cumulative Voting, Adopt	Issuer	Against	Against
Allstate Corporation	ALL	020002101	5/17/2005	Auditors, Appointment of	Issuer	For	For
Allstate Corporation	ALL	020002101	5/17/2005	Directors, Election of	Issuer	For	For
American Superconductor	AMSC	030111108	7/29/2004	Directors, Election of	Issuer	For	For
American Superconductor	AMSC	030111108	7/29/2004	Auditors, Appointment of	Issuer	For	For
American Superconductor	AMSC	030111108	7/29/2004	Stock Option Awards to Executives	Issuer	For	For
American Superconductor	AMSC	030111108	7/29/2004	Authorized Shares, Increase Common	Issuer	For	For
American Superconductor	AMSC	030111108	7/29/2004	Incentive Plan, Adoption	Issuer	For	For
Amsurg Corp	AMSG	03232P405	5/19/2005	Auditors, Appointment of	Issuer	For	For
Amsurg Corp	AMSG	03232P405	5/19/2005	Directors, Election of	Issuer	For	For
Anadarko Petroleum	APC	032511107	5/12/2005	Incentive Plan, Amendment	Issuer	For	For
Anadarko Petroleum	APC	032511107	5/12/2005	Auditors, Appointment of	Issuer	For	For
Anadarko Petroleum	APC	032511107	5/12/2005	Shareholder Proposal, Miscellaneous	Issuer	Against	Against
Anadarko Petroleum	APC	032511107	5/12/2005	Directors, Election of	Issuer	For	For
Analog Devices	ADI	032654105	3/8/2005	Directors, Election of	Issuer	For	For
Analog Devices	ADI	032654105	3/8/2005	Shareholder Proposal, Miscellaneous	Issuer	For	Against
Analog Devices	ADI	032654105	3/8/2005	Auditors, Appointment of	Issuer	For	For
Applied Films	AFCO	038197109	10/21/2004	Directors, Election of	Issuer	For	For
Applied Films	AFCO	038197109	10/21/2004	Auditors, Appointment of	Issuer	For	For
Apria Healthcare Group	AHG	037933108	4/20/2005	Auditors, Appointment of	Issuer	For	For
Apria Healthcare Group	AHG	037933108	4/20/2005	Directors, Election of	Issuer	For	For
Brillian Corp	BRLC	10949P107	5/12/2005	Employee Stock Purchase Plan, Amendment	Issuer	For	For
Brillian Corp	BRLC	10949P107	5/12/2005	Directors, Election of	Issuer	For	For
Brillian Corp	BRLC	10949P107	5/12/2005	Incentive Plan, Amendment	Issuer	For	For
Brillian Corp	BRLC	10949P107	5/12/2005	Convertible Stock, Issuance of	Issuer	For	For
Cache, Inc	CACH	127150308	10/14/2004	Directors, Election of	Issuer	For	For
Cache, Inc	CACH	127150308	10/14/2004	Auditors, Appointment of	Issuer	For	For
Career Education Corporation	CECO	141665109	5/20/2005	Auditors, Appointment of	Issuer	For	For
Career Education Corporation	CECO	141665109	5/20/2005	Directors, Election of	Issuer	For	For
CareMark Rx	CMX	141705103	5/11/2005	Shareholder Proposal, Miscellaneous	Issuer	Against	Against
CareMark Rx	CMX	141705103	5/11/2005	Directors, Election of	Issuer	For	For
Casual Male Retail Group, Inc.	CMRG	148711104	8/4/2004	Auditors, Appointment of	Issuer	For	For
Casual Male Retail Group, Inc.	CMRG	148711104	8/4/2004	Directors, Election of	Issuer	For	For
CEC Entertainment	CEC	125137109	5/19/2005	Stock Plan, Non-Employee Directors	Issuer	For	For
CEC Entertainment	CEC	125137109	5/19/2005	Directors, Election of	Issuer	For	For
CEC Entertainment	CEC	125137109	5/19/2005	Auditors, Appointment of	Issuer	For	For
Celgene Corporation	CELG	151020104	6/15/2005	Auditors, Appointment of	Issuer	For	For
Celgene Corporation	CELG	151020104	6/15/2005	Incentive Plan, Amendment	Issuer	For	For
Celgene Corporation	CELG	151020104	6/15/2005	Directors, Election of	Issuer	For	For
Celgene Corporation	CELG	151020104	6/15/2005	Stock Plan, Non-Employee Directors	Issuer	For	For
Charlotte Russe Holding Inc.	CHIC	161048103	2/8/2005	Directors, Election of	Issuer	For	For
Christopher & Banks	CBK	171046105	7/28/2004	Directors, Election of	Issuer	For	For
Christopher & Banks	CBK	171046105	7/28/2004	Auditors, Appointment of	Issuer	For	For
Clark, Inc.	CLK	181457102	4/26/2005	Incentive Plan, Adoption	Issuer	For	For
Clark, Inc.	CLK	181457102	4/26/2005	Directors, Election of	Issuer	For	For
Clear Channel Communications, Inc.	CCU	184502102	4/26/2005	Auditors, Appointment of	Issuer	For	For
Clear Channel Communications, Inc.	CCU	184502102	4/26/2005	Incentive Plan, Adoption	Issuer	For	For
Clear Channel Communications, Inc.	CCU	184502102	4/26/2005	Directors, Election of	Issuer	For	For
DiTech Communications Corp	DITC	25500M103	9/17/2004	Stock Option Plan, Amendment	Issuer	For	For
DiTech Communications Corp	DITC	25500M103	9/17/2004	Auditors, Appointment of	Issuer	For	For
DiTech Communications Corp	DITC	25500M103	9/17/2004	Directors, Election of	Issuer	For	For
Epix Pharmaceuticals	EPIX	26881Q101	6/2/2005	Directors, Election of	Issuer	For	For
Epix Pharmaceuticals	EPIX	26881Q101	6/2/2005	Auditors, Appointment of	Issuer	For	For
Epix Pharmaceuticals	EPIX	26881Q101	6/2/2005	Stock Option Plan, Adoption	Issuer	For	For
Epix Pharmaceuticals	EPIX	26881Q101	6/2/2005	Incentive Plan, Amendment	Issuer	For	For
First Data Corporation	FDC	319963104	5/11/2005	Auditors, Appointment of	Issuer	For	For
First Data Corporation	FDC	319963104	5/11/2005	Shareholder Proposal, Miscellaneous	Issuer	Against	Against
First Data Corporation	FDC	319963104	5/11/2005	Stock Option Awards to Executives	Issuer	For	For
First Data Corporation	FDC	319963104	5/11/2005	Directors, Election of	Issuer	For	For
First Data Corporation	FDC	319963104	5/11/2005	Shareholder Proposal, Miscellaneous	Issuer	Against	Against
First Data Corporation	FDC	319963104	5/11/2005	Authorized Shares, Increase Common	Issuer	For	For
Foundry Networks	FDRY	35063R100	6/28/2005	Directors, Election of	Issuer	For	For
Foundry Networks	FDRY	35063R100	6/28/2005	Auditors, Appointment of	Issuer	For	For
Frontline Ltd	FRO	G3682E127	12/17/2004	Directors, Election of	Issuer	For	For
Frontline Ltd	FRO	G3682E127	12/17/2004	Directors, Election of	Issuer	For	For
Frontline Ltd	FRO	G3682E127	12/17/2004	Directors, Election of	Issuer	For	For
Frontline Ltd	FRO	G3682E127	12/17/2004	Auditors, Appointment of	Issuer	For	For
GMX Resources, Inc	GMXR	38011M108	5/17/2005	Directors, Election of	Issuer	For	For
GMX Resources, Inc	GMXR	38011M108	5/17/2005	Articles of Incorporation Change	Issuer	For	For
GMX Resources, Inc	GMXR	38011M108	5/17/2005	Auditors, Appointment of	Issuer	For	For
GMX Resources, Inc	GMXR	38011M108	5/17/2005	Shareholder Rights Agreement	Issuer	For	For
Hologic	HOLX	436440101	2/28/2005	Directors, Election of	Issuer	For	For
International Rectifier	IRF	460254105	11/22/2004	Option Exchange Program	Issuer	For	For
International Rectifier	IRF	460254105	11/22/2004	Auditors, Appointment of	Issuer	For	For
International Rectifier	IRF	460254105	11/22/2004	Directors, Election of	Issuer	For	For
International Rectifier	IRF	460254105	11/22/2004	Incentive Plan, Amendment	Issuer	For	For
ISIS Pharmaceutical	ISIS	464330109	5/26/2005	Directors, Election of	Issuer	For	For
ISIS Pharmaceutical	ISIS	464330109	5/26/2005	Auditors, Appointment of	Issuer	For	For
Jones Apparel	JNY	480074103	5/18/2005	Directors, Election of	Issuer	For	For
Jones Apparel	JNY	480074103	5/18/2005	Auditors, Appointment of	Issuer	For	For
Jones Apparel	JNY	480074103	5/18/2005	Incentive Plan, Amendment	Issuer	For	For
Keithley Instruments	KEI	487584104	2/15/2005	Directors, Election of	Issuer	For	For
K-Swiss Inc.	KSWS	482686102	5/19/2005	Auditors, Appointment of	Issuer	For	For
K-Swiss Inc.	KSWS	482686102	12/15/2004	Incentive Plan, Amendment	Issuer	Against	For
K-Swiss Inc.	KSWS	482686102	12/15/2004	Economic Value Added Bonus Plan, Approval	Issuer	For	For
K-Swiss Inc.	KSWS	482686102	5/19/2005	Directors, Election of	Issuer	For	For
Merix Corp.	MERX	590049102	9/30/2004	Auditors, Appointment of	Issuer	For	For
Merix Corp.	MERX	590049102	9/30/2004	Directors, Election of	Issuer	For	For
Mobility Electronics Inc	MOBE	60741U101	5/24/2005	Directors, Election of	Issuer	For	For
Mobility Electronics Inc	MOBE	60741U101	5/24/2005	Auditors, Appointment of	Issuer	For	For
Multi-Fineline Electronix, Inc	MFLX	62541B101	3/3/2005	Directors, Election of	Issuer	For	For
Multi-Fineline Electronix, Inc	MFLX	62541B101	3/3/2005	Auditors, Appointment of	Issuer	For	For
National Oilwell Varco	NOV	637071101	3/11/2005	Other matters, discretionary authority	Issuer	For	For
National Oilwell Varco	NOV	637071101	3/11/2005	Merger, Plan of	Issuer	For	For
National Oilwell Varco	NOV	637071101	3/11/2005	Meeting adjournment to solicit proxies	Issuer	For	For
National Oilwell Varco	NOV	637071101	3/11/2005	Incentive Plan, Adoption	Issuer	For	For
NBTY, Inc.	NTY	628782104	2/7/2005	Directors, Election of	Issuer	For	For
NBTY, Inc.	NTY	628782104	2/7/2005	Auditors, Appointment of	Issuer	For	For
Newport Corp	NEWP	651824104	5/18/2005	Auditors, Appointment of	Issuer	For	For
Newport Corp	NEWP	651824104	5/18/2005	Directors, Election of	Issuer	For	For
NPS Pharmaceuticals Inc.	NPSP	62936P103	5/12/2005	Authorized Shares, Increase Common	Issuer	For	For
NPS Pharmaceuticals Inc.	NPSP	62936P103	5/12/2005	Directors, Election of	Issuer	For	For
NPS Pharmaceuticals Inc.	NPSP	62936P103	5/12/2005	Incentive Plan, Adoption	Issuer	Against	For
NPS Pharmaceuticals Inc.	NPSP	62936P103	5/12/2005	Auditors, Appointment of	Issuer	For	For
OmniVision Technologies, Inc.	OVTI	682128103	9/28/2004	Auditors, Appointment of	Issuer	For	For
OmniVision Technologies, Inc.	OVTI	682128103	9/28/2004	Directors, Election of	Issuer	For	For
Pacer International Inc	PACR	69373H106	5/10/2005	Directors, Election of	Issuer	For	For
Plains All Amern Pipelin	PAA	726503105	1/20/2005	Convert Class B Units to Common	Issuer	For	For
Plains All Amern Pipelin	PAA	726503105	1/20/2005	Convert Class C Units ot Common	Issuer	For	For
Plains All Amern Pipelin	PAA	726503105	1/20/2005	Incentive Plan, Amendment	Issuer	For	For
Plains All Amern Pipelin	PAA	726503105	1/20/2005	Meeting adjournment to solicit proxies	Issuer	For	For
Pogo Producing	PPP	730448107	4/26/2005	Directors, Election of	Issuer	For	For
Pogo Producing	PPP	730448107	4/26/2005	Directors, Election of	Issuer	For	For
R. H. Donnelley Corporation	RHD	74955W307	4/26/2005	Shareholder Proposal, Miscellaneous	Issuer	For	Against
R. H. Donnelley Corporation	RHD	74955W307	4/26/2005	Directors, Election of	Issuer	For	For
R. H. Donnelley Corporation	RHD	74955W307	4/26/2005	Incentive Plan, Adoption	Issuer	Against	For
R. H. Donnelley Corporation	RHD	74955W307	4/26/2005	Auditors, Appointment of	Issuer	For	For
Republic Services	RSG	760759100	5/12/2005	Auditors, Appointment of	Issuer	For	For
Republic Services	RSG	760759100	5/12/2005	Directors, Election of	Issuer	For	For
Republic Services	RSG	760759100	5/12/2005	Shareholder Proposal, Miscellaneous	Issuer	Against	Against
Salix Pharmaceuticals, Ltd	SLXP	795435106	6/9/2005	Stock Option Plan, Adoption	Issuer	For	For
Salix Pharmaceuticals, Ltd	SLXP	795435106	6/9/2005	Auditors, Appointment of	Issuer	For	For
Salix Pharmaceuticals, Ltd	SLXP	795435106	6/9/2005	Directors, Election of	Issuer	For	For
Southwest Airlines	LUV	844741108	5/18/2005	Auditors, Appointment of	Issuer	For	For
Southwest Airlines	LUV	844741108	5/18/2005	Directors, Election of	Issuer	For	For
Spectralink Corporation	SLNK	847580107	6/21/2005	Directors, Election of	Issuer	For	For
Spectralink Corporation	SLNK	847580107	6/21/2005	Auditors, Appointment of	Issuer	For	For
St. Paul Travelers Companies, Inc.	STA	792860108	5/3/2005	Directors, Election of	Issuer	For	For
St. Paul Travelers Companies, Inc.	STA	792860108	5/3/2005	Auditors, Appointment of	Issuer	For	For
St. Paul Travelers Companies, Inc.	STA	792860108	7/28/2004	Stock Option Plan, Adoption	Issuer	For	For
St. Paul Travelers Companies, Inc.	STA	792860108	7/28/2004	Auditors, Appointment of	Issuer	For	For
St. Paul Travelers Companies, Inc.	STA	792860108	7/28/2004	Directors, Election of	Issuer	For	For
Sypris Solutions	SYPR	871655106	4/26/2005	Directors, Election of	Issuer	For	For
Travelers Property Casualty Corp	TAP	89420G109	9/19/2004	Merger, Plan of	Issuer	For	For
Triad Hospitals, Inc	TRI	89579K109	5/24/2005	Auditors, Appointment of	Issuer	For	For
Triad Hospitals, Inc	TRI	89579K109	5/24/2005	Directors, Election of	Issuer	For	For
Triad Hospitals, Inc	TRI	89579K109	5/24/2005	Incentive Plan, Amendment	Issuer	For	For
Triad Hospitals, Inc	TRI	89579K109	5/24/2005	Employee Stock Purchase Plan, Amendment	Issuer	For	For
Trikon Technologies	TRKN	896187408	9/7/2004	Directors, Election of	Issuer	For	For
Trikon Technologies	TRKN	896187408	9/7/2004	Shareholder Proposal, Miscellaneous	Issuer	Against	Against
Trikon Technologies	TRKN	896187408	9/7/2004	Incentive Plan, Adoption	Issuer	For	For
Trikon Technologies	TRKN	896187408	9/7/2004	Auditors, Appointment of	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Directors, Election of	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Directors, Election of	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Directors, Election of	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Directors, Election of	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Auditors, Appointment of	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Stock Split Approval	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Incentive Plan, Adoption	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Other matters, discretionary authority	Issuer	For	For
Ultra Petroleum	UPL	903914109	4/29/2005	Directors, Election of	Issuer	For	For
Universal Display	PANL	91347P105	6/30/2005	Incentive Plan, Amendment	Issuer	For	For
Universal Display	PANL	91347P105	6/30/2005	Directors, Election of	Issuer	For	For
Univision Communications	UVN	914906102	5/11/2005	Directors, Election of	Issuer	For	For
Univision Communications	UVN	914906102	5/11/2005	Auditors, Appointment of	Issuer	For	For
Univision Communications	UVN	914906102	5/11/2005	Shareholder Proposal, Miscellaneous	Issuer	For	Against
West Marine Inc	WMAR	954235107	5/11/2005	Incentive Plan, Amendment	Issuer	For	For
West Marine Inc	WMAR	954235107	5/11/2005	Auditors, Appointment of	Issuer	For	For
West Marine Inc	WMAR	954235107	5/11/2005	Directors, Election of	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios_______________

By (Signature and Title)*  /s/ Robert M. Slotky
Robert M. Slotky, President

Date July 25, 2005

Print the name and title of each signing officer under his or her signature.

Lighthouse Opportunity Fund
A Series of Professionally Managed Portfolios
Form N-PX 2005